Investment in Securities - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2022 JPY (¥) Investment	Mar. 31, 2021 JPY (¥) Investment	Mar. 31, 2020 JPY (¥)
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 26,075	¥ 83,643	¥ (19,910)
Proceeds from sales of available-for-sale debt securities	239,250	285,836	249,427
Available-for-sale debt securities gross realized gains	6,493	8,854	9,274
Available-for-sale debt securities gross realized losses	1,236	1,918	264
Investment funds fair value	¥ 19,353	¥ 9,384
Number of investment securities in an unrealized loss position | Investment	963	638
Debt securities available-for-sale accrued interest, after allowance for credit loss	¥ 8,798	¥ 7,374
Finance revenues	12,737	11,870	13,657
Accrued Interest Receivables [Member]
Schedule of Investments [Line Items]
Allowance for credit loss of accrued interest	0
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	11,709	4,940
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	213	120	¥ 491
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	7,644	2,907
Available-for-sale Debt Securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 0	¥ 1,537